RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 31, 2020
Related party transactions [abstract]
Schedule of due to related parties included in accounts payable, accrued liabilities, and promissory note payable
	2020	2019	2018
Due to the President and CEO	$21,713,910	$484	$2,901
Due to directors and officers of the Company	1,476	316,261	—
Due to the CFO of the Company	64	1,888	—
Due to former executives of EFF	—	602,426	—
Due to significant shareholder	—	31,759,648	—
	$21,715,450	$32,680,707	$2,901

Schedule of transactions with related parties
	2020	2019	2018
Consulting fees paid to a director	$38,310	$98,583	$—
Amounts paid to CEO or companies controlled by CEO	13,039,739	—	4,881
Salary paid to directors and officers	1,131,201	1,113,900	245,380
Share Compensation including warrants and stock options for directors and officers	95,613	2,824,852	—
Convertible debenture interest paid to directors and officers	27,230	41,504	—
Rents Paid to Significant Shareholder	—	93,000	—
	$14,332,093	$4,171,839	$250,261